UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010
                                               -----------------
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Firefly Value Partners, LP
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Address: 551 Fifth Avenue, 36th Floor
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         New York, NY 10176
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Form 13F File Number: 028-13676
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The  institutional  investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Daniel Jemal
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Title: Chief Financial Officer
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Phone: (212) 672-9600
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Signature, Place, and Date of Signing:

/s/ Daniel Jemal                  New York, NY            February 14, 2011
-------------------             -----------------       --------------------
    [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             NONE
                                          ------------------
Form 13F Information Table Entry Total:          28
                                          ------------------
Form 13F Information Table Value Total:     404,327
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                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE.

                           Form 13F INFORMATION TABLE

        COLUMN 1              COLUMN 2     COLUMN 3      COLUMN 4          COLUMN 5          COLUMN 6   COLUMN 7       COLUMN 8
------------------------   --------------  ---------     --------   ----------------------  ----------  --------   ----------------
                                                         VALUE      SHRS OR    SH/  PUT/    INVESTMENT  OTHER      VOTING AUTHORITY
      NAME OF ISSUER       TITLE OF CLASS    CUSIP       (x$1000)   PRN AMT    PRN  CALL    DISCRETION  MANAGER    SOLE SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
ASML HOLDING N V             NY REG SHS  N07059186       35,060    914,450     SH            SOLE         N/A        914,450
-----------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA CORP         *W EXP
                             01/16/2019  060505146        4,951    693,400     SH            SOLE         N/A        693,400
-----------------------------------------------------------------------------------------------------------------------------
BLOCK H & R INC              COM         093671105        9,885    830,000     SH            SOLE         N/A        830,000
-----------------------------------------------------------------------------------------------------------------------------
CAMCO FINL CORP              COM         132618109        1,041    713,088     SH            SOLE         N/A        713,088
-----------------------------------------------------------------------------------------------------------------------------
CAPITOL FED FINL             COM         14057C106        4,169    350,000     SH            SOLE         N/A        350,000
-----------------------------------------------------------------------------------------------------------------------------
CON-WAY INC                  COM         205944101       28,000    765,644     SH            SOLE         N/A        765,644
-----------------------------------------------------------------------------------------------------------------------------
CONNS INC                    COM         208242107          117     25,000     SH            SOLE         N/A         25,000
-----------------------------------------------------------------------------------------------------------------------------
EDUCATION MGMT CRP NEW       COM         28140M103          383     21,158     SH            SOLE         N/A         21,158
-----------------------------------------------------------------------------------------------------------------------------
EDUCATION MGMT CRP NEW       COM         28140M903        6,335    350,000          CALL     SOLE         N/A        350,000
-----------------------------------------------------------------------------------------------------------------------------
ENSCO PLC                    SPONSORED
                             ADR         29358Q109       39,476    739,534     SH            SOLE         N/A        739,534
-----------------------------------------------------------------------------------------------------------------------------
ENSCO PLC                    COM         29358Q909       16,014    300,000          CALL     SOLE         N/A        300,000
-----------------------------------------------------------------------------------------------------------------------------
GROUP 1 AUTOMOTIVE INC       COM         398905109       26,729    640,065     SH            SOLE         N/A        640,065
-----------------------------------------------------------------------------------------------------------------------------
HERITAGE FINL GROUP INC      COM         42726X102        3,353    270,000     SH            SOLE         N/A        270,000
-----------------------------------------------------------------------------------------------------------------------------
HOME BANCORP INC             COM         43689E107       10,020    725,060     SH            SOLE         N/A        725,060
-----------------------------------------------------------------------------------------------------------------------------
HOME FED BANCORP INC MD      COM         43710G105       18,000  1,466,963     SH            SOLE         N/A      1,466,963
-----------------------------------------------------------------------------------------------------------------------------
ITT EDUCATIONAL SVCS INC     COM         45068B909        3,191     50,100          CALL     SOLE         N/A         50,100
-----------------------------------------------------------------------------------------------------------------------------
JPMORGAN CHASE & CO          *W EXP
                             10/28/2018  46634E114        3,844    266,011     SH            SOLE         N/A        266,011
-----------------------------------------------------------------------------------------------------------------------------
KAISER FED FINL GROUP INC    COM         483056107        3,590    310,000     SH            SOLE         N/A        310,000
-----------------------------------------------------------------------------------------------------------------------------
KEYCORP NEW                  COM         493267908        1,328    150,000          CALL     SOLE         N/A        150,000
-----------------------------------------------------------------------------------------------------------------------------
LILLY ELI & CO               COM         532457908        7,008    200,000          CALL     SOLE         N/A        200,000
-----------------------------------------------------------------------------------------------------------------------------
MARSH. & ILSLEY CORP NEW     COM         571837103       14,581  2,107,042     SH            SOLE         N/A      2,107,042
-----------------------------------------------------------------------------------------------------------------------------
NOBLE CORPORATION BAAR       NAMEN -AKT  H5833N103       34,975    977,775     SH            SOLE         N/A        977,775
-----------------------------------------------------------------------------------------------------------------------------
NOBLE CORPORATION BAAR       NAMEN -AKT  H5833N903        3,513     98,200          CALL     SOLE         N/A         98,200
-----------------------------------------------------------------------------------------------------------------------------
PFIZER INC                   COM         717081103       30,013  1,714,048     SH            SOLE         N/A      1,714,048
-----------------------------------------------------------------------------------------------------------------------------
REGIONS FINL. CORP NEW       COM         7591EP100       31,631  4,518,706     SH            SOLE         N/A      4,518,706
-----------------------------------------------------------------------------------------------------------------------------
SANOFI AVENTIS               SPONSORED
                             ADR         80105N105       25,709    797,663     SH            SOLE         N/A        797,663
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SLM CORP                     COM         78442P906       10,072    800,000          CALL     SOLE         N/A        800,000
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO & CO NEW         *W EXP
                             10/28/2018  949746119       31,339  2,828,405     SH            SOLE         N/A      2,828,405
-----------------------------------------------------------------------------------------------------------------------------